SUPPLEMENT DATED JULY 1, 2021
to the following variable annuity prospectuses dated May 3, 2021

Issued by Talcott Resolution Life Insurance Company Separate Account Two:

The Director Series VII/VIIR	The Huntington Director Series I/IR	The Director Series VI
NatCity Director	The Director Solution Series I/IR	The BB&T Director Series I
First Horizon Director	Director Preferred Series I/IR	AmSouth Director Series I
The BB&T Director Series II/IIR	Director Elite Series I/IR	The Director Select Series I
AmSouth VA Series II/IIR	The Wachovia Director Series I/IR	The Director Choice Series I
The Director Select Series II/IIR	Fifth Third Director Series I/IR	The Director Series VIII/VIIIR
The Director Choice Series II/IIR	Director Classic Series I/IR	First Horizon Director Series II
The BB&T Director Series III/IIIR	AmSouth VA Series III/IIIR	The Director Select Series III/IIIR
The Director Choice Series III/IIIR	The Huntington Director Series II/IIR	Fifth Third Director Series II/IIR
Wells Fargo Director Series II/IIR	Director Ultra	The Director II-V

Issued by Talcott Resolution Life Insurance Company Separate Account Three:

The Director M	First Horizon Director M	Director M Platinum
AmSouth VA M	The Director M Select	The Huntington Director M
Fifth Third Director M	Wells Fargo Director M	Classic Director M
Director M Ultra

Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Personal Retirement Manager Series III	Classic Leaders	Select Leaders Series V
Leaders Series II/IIR/III	Leaders Select Series I	Huntington’s Personal Retirement Manager Series III
Wells Fargo Leaders Series I/IR/II	Huntington Leaders Series I	Leaders Outlook Series II/IIR/III
Leaders / Chase Series I-II	Nations Outlook Series II/IIR/III	Huntington Leaders Outlook Series II/IIR/III
Classic Leaders Outlook Series II/IIR/III	Leaders Select Outlook	Wells Fargo Leaders Outlook Series I-II
Select Leaders Outlook Series III

Issued by Talcott Resolution Life Insurance Company Separate Account Ten:

Putnam Capital Manager Series V	Putnam Capital Manager Series I-IV

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account One:

The Director Series VII/VIIR	Director Preferred Series I/IR	The Director Series VI
The Director Select Series II/IIR	Director Elite Series I/IR	The Director Select Series I
The Director Solution Series I/IR	Wells Fargo Director Series I/IR	The Director Series VIII/VIIIR
Wells Fargo Director Series II/IIR	Director Preferred Series II/IIR	Director Outlook Series I/IR
Director Select Outlook Series I/IR	Director Elite Outlook Series I/IR	The Director Solution Outlook Series I/IR
Director Preferred Outlook Series I/IR	Wells Fargo Director Outlook Series I/IR

Issued by Talcott Resolution and Annuity Life Insurance Company Separate Account Three:

The Director M	Wells Fargo Director M	The Director M Outlook
Wells Fargo Director M Outlook

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Ten:

Putnam Capital Manager Series V

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Personal Retirement Manager Series III	Select Leaders Series V	Leaders Series II/IIR/III
Leaders Series IV	Leaders Outlook Series II/IIR/III	Wells Fargo Leaders Series I/IR/II
Leaders Edge Series II/IIR/III	Wells Fargo Leaders Outlook Series I/IR/II	Leaders Series I/IR
Wells Fargo Leaders Outlook II/IIR/III	Select Leaders Outlook Series III	Leaders Solution Series I/IR
Leaders Elite Outlook Series I/IR	Leaders Plus Series II/IIR/III	Leaders Outlook Series II/IIR/III
Leaders Solution Outlook Series I/IR	Select Leaders Outlook III	Leaders Outlook Series I/IR

This supplement updates certain information in your prospectus for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

This supplement updates certain information in the above-referenced prospectus for your annuity contract. Unless otherwise indicated, terms used in this supplement have the same meaning as in the Contract prospectus.

On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”), to Buyer, an affiliate of Sixth Street, a global investment firm.

Talcott Resolution will continue to administer your Contract and remains responsible for paying all contractual guarantees and General Account liabilities under your Contract subject to its financial strength and claims paying ability. The terms, features and benefits of your Contract will NOT change as a result of the sale.

Talcott Resolution Distribution Company remains the principal underwriter for the Contracts.

This Supplement Should Be Retained With Your Prospectus for Future Reference

HV-7839
2